CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 71,336	431,844	385,922
Term deposits	11,081	67,083	92,028
Short-term investments	1,177	7,127	23,575
Accounts receivable	4,388	26,561	34,917
Prepaid expenses and other current assets	3,731	22,584	23,455
Amounts due from related parties-current	56,820	343,970	260,184
Deferred tax assets-current	2,109	12,769	9,571
Total current assets	150,642	911,938	829,652
Term deposits-non-current	11,563	70,000
Property and equipment, net	38,416	232,558	238,563
Amounts due from related party-non-current			41,979
Land use rights	4,203	25,441	26,049
Deposits paid for acquisition of property and equipment			3,873
Deferred tax assets - non-current	592	3,586	2,085
Long-term investments	167	1,013	801
Rental deposits	258	1,563	1,497
Acquired intangible assets, net	8,493	51,416	54,499
Goodwill	7,145	43,255	43,255
Total assets	221,479	1,340,770	1,242,253
Current liabilities:
Short-term loan	670	4,056
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB2,007 and RMB1,844 as of December 31, 2012 and 2013, respectively)	449	2,716	2,401
Deferred revenues - current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB23,518 and RMB13,391 as of December 31, 2012 and 2013, respectively)	22,917	138,734	134,175
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB22,113 and RMB19,176 as of December 31, 2012 and 2013, respectively)	22,713	137,497	113,558
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB1,926 and RMB1,853 as of December 31, 2012 and 2013, respectively)	8,606	52,099	35,507
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of RMB10,004 and RMB7,747 as of December 31, 2012 and 2013, respectively)	10,434	63,165	49,294
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB3,737 and RMB4,442 as of December 31, 2012 and 2013, respectively)	5,989	36,254	27,294
Total current liabilities	71,778	434,521	362,229
Long-term loan	35,331	213,883
Deferred revenues - non-current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB29 and RMB29 as of December 31, 2012 and 2013, respectively)	1,680	10,173	10,654
Deferred tax liabilities-non-current (including deferred taxes liabilities of the consolidated VIE without recourse to the Group of RMB978 and RMB1,616 as of December 31, 2012 and 2013, respectively)	1,434	8,679	13,473
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIE without recourse to the Group of RMB3,555 and RMB4,261 as of December 31, 2012 and 2013, respectively)	1,796	10,873	8,795
Total liabilities	112,019	678,129	395,151
Commitments (Note 21)
ChinaEdu Corporation shareholders' equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012; 30,883,842 and 25,673,185 shares issued and outstanding, respectively as of December 31, 2013)	448	2,715	4,070
Additional paid-in capital	69,763	422,322	682,239
Treasury stock	(551)	(3,336)
Statutory reserves	8,541	51,702	40,976
Accumulated deficits	(1,062)	(6,428)	(46,200)
Accumulated other comprehensive loss	(5,084)	(30,773)	(30,894)
Total ChinaEdu Corporation shareholders' equity	72,055	436,202	650,191
Noncontrolling interests	37,405	226,439	196,911
Total equity	109,460	662,641	847,102
Total liabilities and equity	$ 221,479	1,340,770	1,242,253